Fair Value (Reconciliation for All Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)) (Detail) - JPY (¥) ¥ in Billions		6 Months Ended
		Sep. 30, 2018	Sep. 30, 2017
Credit Related Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		¥ 1
Gains (losses) in Earnings	[1]	(3)
Issuances		0
Settlements		2
Other investments
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		38	¥ 37
Gains (losses) in Earnings	[2]	1
Purchases		13	12
Issuances		0	0
Settlements		(11)	(10)
Ending Balance		41	39
Change in unrealized gain (losses) still held	[3]	2
Trading securities sold, not yet purchased
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		4
Gains (losses) in Earnings	[1]	1
Purchases		(30)	(57)
Sales		29	61
Ending Balance		2	4
Long-term debt
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers into Level 3		2
Beginning Balance		561	593
Gains (losses) in Earnings	[4]	2	(13)
Gains (losses) in OCI	[5]	3
Transfers into Level 3		2	1
Transfers out of level 3			(10)
Issuances		85	47
Settlements		(31)	(81)
Ending Balance		612	563
Change in unrealized gain (losses) still held	[3]	4	(14)
Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers into Level 3			123
Transfers out of level 3			(240)
Trading securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		12	15
Issuances		0	0
Settlements			(1)
Ending Balance		12	14
Trading securities | Corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		1,013	1,052
Gains (losses) in Earnings	[1]	31	18	[6]
Transfers into Level 3			123
Transfers out of level 3			(240)
Purchases		457	562
Sales		(242)	(276)
Issuances		0	0
Settlements		(154)	(153)
Ending Balance		1,105	1,086
Change in unrealized gain (losses) still held	[3]	35	20
Trading securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		23	23
Gains (losses) in Earnings		2	(1)	[1]
Purchases		5
Sales		(1)
Issuances		0	0
Ending Balance		29	22
Change in unrealized gain (losses) still held	[3]		(1)
Derivative financial instruments assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		21	26	[7]
Gains (losses) in Earnings	[1]	1	(6)	[7]
Issuances		0	0	[7]
Settlements		1	1	[7]
Ending Balance		23	21	[7]
Change in unrealized gain (losses) still held	[3]	2	(6)	[7]
Derivative financial instruments assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		12	8	[7]
Gains (losses) in Earnings	[1]	15	(2)	[7]
Issuances		0	0	[7]
Settlements		(2)
Ending Balance		25	6	[7]
Change in unrealized gain (losses) still held	[3]	17	(2)	[7]
Derivative financial instruments assets | Equity-related contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		4	(25)	[7]
Gains (losses) in Earnings	[1]	(4)	(7)	[7]
Issuances		0	0	[7]
Settlements		14	6	[7]
Ending Balance		14	(26)	[7]
Change in unrealized gain (losses) still held	[3],[7]		(8)
Derivative financial instruments assets | Other contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuances	[7]		0
Settlements	[7]		1
Ending Balance	[7]		1
Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers into Level 3		61	15
Transfers out of level 3			(29)
Available-for-sale securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		54	77
Purchases			1
Issuances		0	0
Settlements		(8)	(10)
Ending Balance		46	68
Available-for-sale securities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		441	224
Purchases		57	40
Sales		(28)	(7)
Issuances		0	0
Settlements		(1)
Ending Balance		469	257
Available-for-sale securities | Japanese corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		163	174
Gains (losses) in Earnings	[2]	10	(1)
Gains (losses) in OCI	[5]	(8)	(3)
Purchases		7	11
Sales		(7)
Issuances		0	0
Settlements		(9)	(16)
Ending Balance		156	165
Change in unrealized gain (losses) still held	[3]	10	(1)
Available-for-sale securities | Foreign corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		80	110
Gains (losses) in OCI	[5]		1
Transfers into Level 3		61	15
Transfers out of level 3			(29)
Purchases		4
Issuances		0	0
Ending Balance		¥ 145	¥ 97

[1]	Gains (losses) in Earnings are reported in Trading account gains (losses)-net, Foreign exchange gains (losses)-net or Other noninterest income (expenses).
[2]	Gains (losses) in Earnings are reported in Investment gains (losses)-net.
[3]	Amounts represent total gains or losses recognized in earnings during the period. These gains or losses were attributable to the change in fair value relating to assets and liabilities classified as Level 3 that were still held at September 30, 2017 and 2018.
[4]	Gains (losses) in Earnings are reported in Other noninterest income (expenses).
[5]	Gains (losses) in OCI are reported in Other comprehensive income (loss).
[6]	In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented for these classes of assets are intended to permit the reconciliation of the fair value hierarchy to the amounts presented in the statements of financial position. The amounts of unfunded commitments related to these investments at March 31, 2018 and September 30, 2018 were ¥31 billion and ¥40 billion, respectively.
[7]	Total Level 3 derivative exposures have been netted on the table for presentation purposes only.